Equity-Based Compensation - Narrative (Details) - USD ($)	12 Months Ended			19 Months Ended	108 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2018	May 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares awarded, but not delivered, available for reissue (in shares)	1,000,000			1,000,000	1,000,000
Shares available for grant (in shares)	23,600,000			23,600,000	23,600,000
Options granted (in shares)					0
Allocated share-based compensation	$ 262,000,000	$ 243,000,000	$ 268,000,000
Accelerated recognition due to restructuring plan	$ 45,000,000	$ 15,000,000	$ 9,000,000
Stock Options and SARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares)		0	955,000
Exercised (in shares)	0	595,000
Intrinsic value of exercises in period		$ 5,000,000	$ 1,000,000
Unrecognized share-based compensation expense for stock options	$ 0			$ 0	$ 0
Stock Options and SARs | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Stock Options and SARs | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	10 years
Deferred Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value for vested in period	$ 230,000,000	232,000,000	275,000,000
Costs not yet recognized	$ 249,000,000			249,000,000	249,000,000
Period of recognition for unrecognized share-based compensation	2 years 6 months
Deferred Stock Awards | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Deferred Stock Awards | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value for vested in period	$ 32,000,000	$ 14,000,000	$ 21,000,000
Costs not yet recognized	$ 62,000,000			$ 62,000,000	$ 62,000,000
Period of recognition for unrecognized share-based compensation	2 years 1 month 6 days
Performance Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
2017 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance (in shares)						8,300,000
Additional shares authorized (in shares)				18,900,000
Shares issued during period (in shares)	3,900,000	400,000
2006 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance (in shares)						28,500,000
Shares issued during period (in shares)	68,900,000	68,900,000	65,700,000